Condensed Statement of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Previously Reported [Member]	Reverse Capitalization [Member]	Series A Preferred Stock [Member]	Series A Preferred Stock [Member] Previously Reported [Member]	Series A Preferred Stock [Member] Reverse Capitalization [Member]	Series A1 Preferred Stock [Member]	Series A1 Preferred Stock [Member] Previously Reported [Member]	Series A1 Preferred Stock [Member] Reverse Capitalization [Member]	Series B Preferred Stock [Member]	Series B Preferred Stock [Member] Previously Reported [Member]	Series B Preferred Stock [Member] Reverse Capitalization [Member]	Series C Preferred Stock [Member]	Series C Preferred Stock [Member] Previously Reported [Member]	Series C Preferred Stock [Member] Reverse Capitalization [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Reverse Capitalization [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Reverse Capitalization [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Other Comprehensive Loss [Member] Previously Reported [Member]	Accumulated Other Comprehensive Loss [Member] Reverse Capitalization [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Accumulated Deficit [Member] Reverse Capitalization [Member]
Beginning balance at Dec. 31, 2018		$ 115,211	$ 115,211														$ 2	$ 3		$ 174,601	$ 174,600		$ (4,310)	$ (4,310)		$ (55,082)	$ (55,082)
Beginning balance, shares at Dec. 31, 2018																	214	29,745
Temporary equity, beginning balance at Dec. 31, 2018		215,348	215,348		$ 60,270	$ 60,270		$ 61,444	$ 61,444		$ 76,832	$ 76,832		$ 16,802	$ 16,802
Temporary equity, beginning balance, shares at Dec. 31, 2018					43	6,027		60	6,145		57	7,683		17	2,566
Issuance of stock	$ 7,000																		$ 7,000
Issuance of stock, shares																573
Conversion of stock																$ 1			(1)
Conversion of stock, shares				5,984			6,085			7,626			2,549			29,531
Repurchase of stock	(80)																		(80)
Repurchase of stock, shares																(8)
Accrued dividends payable	(21,647)			$ 0						$ 0									(21,647)
Temporary equity of accrued dividends payable	21,647			$ 8,090			$ 8,051			$ 5,506
Temporary equity of accrued dividends payable, shares				809			805			551
Foreign currency translation adjustment	517																					$ 517
Share-based compensation	1,682																		1,682
Net loss	(23,443)																								$ (23,443)
Temporary equity, ending balance at Dec. 31, 2019	236,995	236,995	236,995		$ 68,360	$ 68,360		$ 69,495	$ 69,495		$ 82,338	$ 82,338		$ 16,802	$ 16,802
Temporary equity, ending balance, shares at Dec. 31, 2019				6,836,003	43	6,836	6,949,524	60	6,950	8,233,774	57	8,234	2,566,186	17	2,566
Ending balance at Dec. 31, 2019	79,240	79,240	79,240													$ 3	$ 2	$ 3	161,555	161,556	161,555	(3,793)	(3,792)	(3,792)	(78,525)	(78,526)	(78,526)
Ending balance, shares at Dec. 31, 2019																30,310	218	30,310
Conversion of stock																$ 1			(1)
Conversion of stock, shares				6,793			6,890			8,177			2,549			30,092
Repurchase of stock	(200)																		(200)
Repurchase of stock, shares																(28)
Accrued dividends payable	(6,652)			$ 0						$ 0									(6,652)
Temporary equity of accrued dividends payable	6,652			$ 2,216			$ 2,383			$ 2,053
Temporary equity of accrued dividends payable, shares				222			238			205
Foreign currency translation adjustment	(3,113)																					(3,113)
Share-based compensation	216																		216
Net loss	(2,768)																								(2,768)
Temporary equity, ending balance at Mar. 31, 2020	243,647			$ 70,576			$ 71,878			$ 84,391			$ 16,802
Temporary equity, ending balance, shares at Mar. 31, 2020				7,058			7,188			8,439			2,566
Ending balance at Mar. 31, 2020	66,723															$ 3			154,919			(6,905)			(81,294)
Ending balance, shares at Mar. 31, 2020																30,282
Beginning balance at Dec. 31, 2019	79,240	79,240	79,240													$ 3	$ 2	$ 3	161,555	161,556	161,555	(3,793)	(3,792)	(3,792)	(78,525)	(78,526)	(78,526)
Beginning balance, shares at Dec. 31, 2019																30,310	218	30,310
Temporary equity, beginning balance at Dec. 31, 2019	236,995	236,995	236,995		$ 68,360	$ 68,360		$ 69,495	$ 69,495		$ 82,338	$ 82,338		$ 16,802	$ 16,802
Temporary equity, beginning balance, shares at Dec. 31, 2019				6,836,003	43	6,836	6,949,524	60	6,950	8,233,774	57	8,234	2,566,186	17	2,566
Foreign currency translation adjustment	(896)
Net loss	(19,474)
Temporary equity, ending balance at Sep. 30, 2020	257,487			$ 75,176			$ 76,834			$ 88,675			$ 16,802
Temporary equity, ending balance, shares at Sep. 30, 2020				7,519			7,683			8,867			2,566
Ending balance at Sep. 30, 2020	39,024															$ 3			141,709			(4,688)			(98,000)
Ending balance, shares at Sep. 30, 2020																30,282
Beginning balance at Dec. 31, 2019	79,240	79,240	79,240													$ 3	$ 2	$ 3	161,555	161,556	161,555	(3,793)	(3,792)	(3,792)	(78,525)	(78,526)	(78,526)
Beginning balance, shares at Dec. 31, 2019																30,310	218	30,310
Temporary equity, beginning balance at Dec. 31, 2019	236,995	236,995	236,995		$ 68,360	$ 68,360		$ 69,495	$ 69,495		$ 82,338	$ 82,338		$ 16,802	$ 16,802
Temporary equity, beginning balance, shares at Dec. 31, 2019				6,836,003	43	6,836	6,949,524	60	6,950	8,233,774	57	8,234	2,566,186	17	2,566
Repurchase of stock	(200)																		(200)
Repurchase of stock, shares																(28)
Accrued dividends payable	(26,900)			$ 0						$ 0									(26,900)
Temporary equity of accrued dividends payable	26,900			$ 9,202			$ 9,126			$ 8,572
Temporary equity of accrued dividends payable, shares				920			912			857
Foreign currency translation adjustment	2,116																					2,116
Share-based compensation	1,161																		1,161
Net loss	(35,201)																								(35,201)
Temporary equity, ending balance at Dec. 31, 2020		263,895	263,895		$ 77,562	$ 77,562		$ 78,621	$ 78,621		$ 90,910	$ 90,910		$ 16,802	$ 16,802
Temporary equity, ending balance, shares at Dec. 31, 2020				7,756,158	43	7,756	7,862,107	60	7,862	9,090,975	57	9,091	2,566,186	17	2,566
Ending balance at Dec. 31, 2020	20,216	20,216	20,216														$ 2	$ 3		135,617	135,616		(1,677)	(1,677)		(113,726)	(113,726)
Ending balance, shares at Dec. 31, 2020																	218	30,282
Beginning balance at Mar. 31, 2020	66,723															$ 3			154,919			(6,905)			(81,294)
Beginning balance, shares at Mar. 31, 2020																30,282
Temporary equity, beginning balance at Mar. 31, 2020	243,647			$ 70,576			$ 71,878			$ 84,391			$ 16,802
Temporary equity, beginning balance, shares at Mar. 31, 2020				7,058			7,188			8,439			2,566
Accrued dividends payable	(6,701)			$ 0						$ 0									(6,701)
Temporary equity of accrued dividends payable	6,701			$ 2,215			$ 2,382			$ 2,104
Temporary equity of accrued dividends payable, shares				222			238			210
Foreign currency translation adjustment	830																					830
Share-based compensation	315																		315
Net loss	(11,058)																								(11,058)
Temporary equity, ending balance at Jun. 30, 2020	250,348			$ 72,791			$ 74,260			$ 86,495			$ 16,802
Temporary equity, ending balance, shares at Jun. 30, 2020				7,280			7,426			8,649			2,566
Ending balance at Jun. 30, 2020	50,109															$ 3			148,533			(6,075)			(92,352)
Ending balance, shares at Jun. 30, 2020																30,282
Accrued dividends payable	(7,139)			$ 0						$ 0									(7,139)
Temporary equity of accrued dividends payable	7,139			$ 2,385			$ 2,574			$ 2,180
Temporary equity of accrued dividends payable, shares				239			257			218
Foreign currency translation adjustment	1,387																					1,387
Share-based compensation	315																		315
Net loss	(5,648)																								(5,648)
Temporary equity, ending balance at Sep. 30, 2020	257,487			$ 75,176			$ 76,834			$ 88,675			$ 16,802
Temporary equity, ending balance, shares at Sep. 30, 2020				7,519			7,683			8,867			2,566
Ending balance at Sep. 30, 2020	39,024															$ 3			141,709			(4,688)			(98,000)
Ending balance, shares at Sep. 30, 2020																30,282
Beginning balance at Dec. 31, 2020	20,216	20,216	20,216														$ 2	$ 3		135,617	135,616		(1,677)	(1,677)		(113,726)	(113,726)
Beginning balance, shares at Dec. 31, 2020																	218	30,282
Temporary equity, beginning balance at Dec. 31, 2020		263,895	263,895		$ 77,562	$ 77,562		$ 78,621	$ 78,621		$ 90,910	$ 90,910		$ 16,802	$ 16,802
Temporary equity, beginning balance, shares at Dec. 31, 2020				7,756,158	43	7,756	7,862,107	60	7,862	9,090,975	57	9,091	2,566,186	17	2,566
Conversion of stock																$ 1			(1)
Conversion of stock, shares				7,713			7,802			9,034			2,549			30,064
Accrued dividends payable	(7,393)			$ 0						$ 0									(7,393)
Temporary equity of accrued dividends payable	7,393			$ 2,486			$ 2,666			$ 2,241
Temporary equity of accrued dividends payable, shares				249			267			224
Foreign currency translation adjustment	(900)																					(900)
Share-based compensation	315																		315
Net loss	(1,081)																								(1,081)
Temporary equity, ending balance at Mar. 31, 2021	271,288			$ 80,048			$ 81,287			$ 93,151			$ 16,802
Temporary equity, ending balance, shares at Mar. 31, 2021				8,005			8,129			9,315			2,566
Ending balance at Mar. 31, 2021	11,157															$ 3			128,538			(2,577)			(114,807)
Ending balance, shares at Mar. 31, 2021																30,282
Beginning balance at Dec. 31, 2020	20,216	20,216	20,216														$ 2	$ 3		$ 135,617	$ 135,616		$ (1,677)	$ (1,677)		$ (113,726)	$ (113,726)
Beginning balance, shares at Dec. 31, 2020																	218	30,282
Temporary equity, beginning balance at Dec. 31, 2020		$ 263,895	$ 263,895		$ 77,562	$ 77,562		$ 78,621	$ 78,621		$ 90,910	$ 90,910		$ 16,802	$ 16,802
Temporary equity, beginning balance, shares at Dec. 31, 2020				7,756,158	43	7,756	7,862,107	60	7,862	9,090,975	57	9,091	2,566,186	17	2,566
Foreign currency translation adjustment	(1,479)
Net loss	(12,474)
Temporary equity, ending balance at Sep. 30, 2021	0			$ 0			$ 0			$ 0			$ 0
Temporary equity, ending balance, shares at Sep. 30, 2021				0			0			0			0
Ending balance at Sep. 30, 2021	283,967															$ 7			413,316			(3,156)			(126,200)
Ending balance, shares at Sep. 30, 2021																71,810
Beginning balance at Mar. 31, 2021	11,157															$ 3			128,538			(2,577)			(114,807)
Beginning balance, shares at Mar. 31, 2021																30,282
Temporary equity, beginning balance at Mar. 31, 2021	271,288			$ 80,048			$ 81,287			$ 93,151			$ 16,802
Temporary equity, beginning balance, shares at Mar. 31, 2021				8,005			8,129			9,315			2,566
Accrued dividends payable	(7,532)			$ 0						$ 0									(7,532)
Temporary equity of accrued dividends payable	7,532			$ 2,514			$ 2,695			$ 2,323
Temporary equity of accrued dividends payable, shares				251			270			232
Foreign currency translation adjustment	743																					743
Share-based compensation	315																		315
Derecognition of shares, value	(300)												$ (300)
Derecognition of shares, shares													(46)
Net loss	(6,885)																								(6,885)
Temporary equity, ending balance at Jun. 30, 2021	278,520			$ 82,562			$ 83,982			$ 95,474			$ 16,502
Temporary equity, ending balance, shares at Jun. 30, 2021				8,256			8,399			9,547			2,520
Ending balance at Jun. 30, 2021	(2,202)															$ 3			121,321			(1,834)			(121,692)
Ending balance, shares at Jun. 30, 2021																30,282
Accrued dividends payable	(7,897)			$ (42,468)						$ (40,835)									(7,897)
Temporary equity of accrued dividends payable	7,897			$ 2,656			$ 2,880			$ 2,361
Temporary equity of accrued dividends payable, shares				266			288			236
Foreign currency translation adjustment	(1,322)																					(1,322)
Share-based compensation	(3,519)																		(3,519)
CTAC shares recapitalized, net of equity issuance cost	6,457															$ 1			6,456
CTAC shares recapitalized, net of equity issuance costs, shares																10,356
Conversion of KORE warrants	10,663																		10,663
Conversion of KORE warrants, shares																1,366
Private offering and merger financing, net of equity issuance costs	217,282															$ 2			217,280
Private offering and merger financing, net of equity issuance costs, shares																22,686
Distributions to and conversions of preferred stock (Temporary equity Shares)				(8,522)			(8,687)			(9,783)			(2,520)
Distributions to and conversions of preferred stock (Shares)																7,120
Distributions to and conversions of preferred stock (Temporary equity Value)	(286,417)			$ (85,218)			$ (86,862)			$ (97,835)			$ (16,502)
Distributions to and conversions of preferred stock	56,503															$ 1			56,502
Equity portion of convertible debt, net of issuance costs	12,510																		12,510
Net loss	(4,508)																								(4,508)
Temporary equity, ending balance at Sep. 30, 2021	0			$ 0			$ 0			$ 0			$ 0
Temporary equity, ending balance, shares at Sep. 30, 2021				0			0			0			0
Ending balance at Sep. 30, 2021	$ 283,967															$ 7			$ 413,316			$ (3,156)			$ (126,200)
Ending balance, shares at Sep. 30, 2021																71,810